Related Party Balances and Transactions - Disclosure of Information About Transactions with HDSI Parties (Details) - HDSI [Member] - CAD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
DisclosureOfRelatedPartyTransactionsLineItems [Line Items]
HDSI: Services received based on management services agreement	$ 72,000	$ 88,000	$ 171,000
HDSI: Reimbursement of third party expenses paid	43,000	35,000	42,000
Total	$ 115,000	$ 123,000	$ 213,000